CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2023	Sep. 30, 2023	Jun. 14, 2023	Apr. 14, 2023	Apr. 02, 2023	Mar. 31, 2023	Dec. 31, 2022	Apr. 02, 2022	Dec. 31, 2021
Temporary equity, Redemption price per share		$ 10.57					$ 10.20		$ 10.10
Preferred stock, Par or stated value per share	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, Shares authorized	5,000,000	5,000,000				5,000,000	5,000,000		5,000,000
Preferred stock, Shares issued	0	0				0	0		0
Preferred stock, Shares outstanding	0	0				0	0		0
Common stock, Par or stated value per share	$ 0					$ 0
Common stock, Shares issued	0				10,000	10,000		10,000
Common stock, Shares outstanding	0		10			10,000
Common Class A [Member]
Class A ordinary shares redemption per share		$ 0.0001					$ 0.0001		$ 0.0001
Temporary equity, Shares outstanding	4,000,000	4,718,054		4,718,054			23,000,000		23,000,000
Temporary equity, Redemption price per share				$ 10.36
Common stock, Par or stated value per share	$ 0.0001	$ 0.0001					$ 0.0001		$ 0.0001
Common stock, Shares authorized	500,000,000	500,000,000					500,000,000		500,000,000
Common stock, Shares issued	15,619,004	0					0		0
Common stock, Shares outstanding	15,619,004	0					0		0
Common Class B [Member]
Common stock, Par or stated value per share		$ 0.0001					$ 0.0001		$ 0.0001
Common stock, Shares authorized		50,000,000					50,000,000		50,000,000
Common stock, Shares issued		5,750,000					5,750,000		5,750,000
Common stock, Shares outstanding		5,750,000					5,750,000		5,750,000